Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit [Line Items]
Income tax (benefit) expense computed at the statutory rate	$ 5,734	$ (1,996)	$ (1,504)
Dividends-received deductions and tax-exempt interest	(2,803)	(2,455)	(1,447)
Other	12	10	(182)
Income tax (benefit) expense as reported	$ 2,943	$ (4,441)	$ (3,133)